OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Committed time charter revenues	A summary for the years ended December 31, 2023, 2022, and 2021 is shown below:

(in thousands of $)	2023	2022	2021
Vessel operating revenues	371,022	347,917	343,448
The minimum contractual undiscounted cashflows under non-cancellable operating leases to be received on time charters in respect of our Fleet as of December 31, 2023, were as follows;

(in thousands of $)
2024	335,118
2025	269,091
2026	217,227
2027	164,612
2028	156,648
Thereafter	285,752
Total	1,428,448